Segmented information	9 Months Ended
Aug. 31, 2023
Segmented information
Segmented information

15. Segmented information

The Company's operations comprise a single reportable segment engaged in the research, development and manufacture of novel and generic controlled-release and targeted-release oral solid dosage drugs. As the operations comprise a single reportable segment, amounts disclosed in the financial statements for revenue, loss for the period, depreciation and total assets also represent segmented amounts. In addition, all of the Company's long-lived assets are in Canada. The Company’s license and commercialization agreement with Par accounts for substantially all of the revenue of the Company.

		Three months ended		Nine months ended
	August 31,	August 31,	August 31,	August 31,
	2023	2022	2023	2022

Revenue
United States	49,745	-	856,291	16,978
Canada	18,973	-	18,973	19,068

			August 31,	November 30,
			2023	2022
			$	$
Total assets
Canada			1,565,830	1,432,032

Total property and equipment
Canada			666,132	788,050